Offsets - Offset: 1	Mar. 30, 2026 USD ($) shares
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	United States Commodity Index Funds Trust
File Number	333-170844
Initial Filing Date	Aug. 31, 2011
Fee Offset Claimed | $	$ 30,593.51
Unsold Securities Associated with Fee Offset Claimed | shares	23,650,000
Termination / Withdrawal Statement	Terminated or completed any offering that included the unsold securities associated with the claimed offset under the prior registration statement